CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Aug. 10, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	400,000,000		30,898,162	15,696,266
Common stock, shares issued (in shares)	26,316,681		347,926	264,977
Common stock, shares outstanding (in shares)	26,316,681	26,316,681	347,926	264,977